Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Common stock, par value $0.01 per share
Amount Registered | shares	5,233,957
Proposed Maximum Offering Price per Unit	26.02
Maximum Aggregate Offering Price	$ 136,187,561.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,807.50
Offering Note	1a. Consists of a maximum of 5,233,957 shares of our common stock to be sold by the selling stockholder named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include an indeterminate number of shares of common stock that may be issued in connection with the anti-dilution provisions or stock splits, stock dividends, recapitalizations or similar events without the receipt of consideration that results in an increase in the number of the outstanding shares of common stock. 1b. With respect to the offering of shares of our common stock by the selling stockholder, the proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the holder of such security. 1c. Estimated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee, based on the average of the high and low reported sales prices of our common stock on December 16, 2025 (a date within five business days prior to the filing of this registration statement), as quoted on The New York Stock Exchange.